Supplemental guarantor financial information, condensed consolidating statement of cash flows (Details) (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Condensed Consolidating Statement of Cash Flows [Abstract]
Net Cash Provided By Operating Activities of Continuing Operations	$ 171,247	$ 170,484
Cash Flows From Investing Activities:
Purchases of capital assets	(28,226)	(31,613)
Payments for acquisitions, net of cash acquired	(80,486)	(98,621)
Proceeds from company-owned life insurance policies	0	5,782
Proceeds from sales of marketable securities	0	1,970
Payments on company-owned life insurance policies	(6,383)	0
Loans to distributors	(3,515)	0
Other	(1,936)	(1,883)
Net cash used by investing activities of continuing operations	(120,546)	(124,365)
Cash Flows From Financing Activities:
Net proceeds from short-term debt	26,000	4,000
Payments on long-term debt, including costs of debt reacquisition	(215,030)	0
Proceeds from issuing long-term debt	200,000	0
Payments for debt issue costs	(3,470)	(2,361)
Change in book overdrafts	1,982	(1,595)
Proceeds from issuing shares under employee plans	7,597	3,078
Excess tax benefit from share-based employee awards	972	396
Payments for common shares repurchased	(23,620)	(2,999)
Cash dividends paid to shareholders	(38,395)	(38,586)
Advances from (to) consolidated subsidiaries	0	0
Net cash (used) provided by financing activities of continuing operations	(43,964)	(38,067)
Effect Of Exchange Rate Change on Cash	(1,099)	250
Net Change In Cash And Cash Equivalents	5,638	8,302
Beginning Of Period	17,383	12,789
End Of Period	23,021	21,091
Deluxe Corporation [Member]
Condensed Consolidating Statement of Cash Flows [Abstract]
Net Cash Provided By Operating Activities of Continuing Operations	9,051	11,407
Cash Flows From Investing Activities:
Purchases of capital assets	0	0
Payments for acquisitions, net of cash acquired	0	0
Proceeds from company-owned life insurance policies		5,782
Proceeds from sales of marketable securities		0
Payments on company-owned life insurance policies	0
Loans to distributors	0
Other	(256)	(1,759)
Net cash used by investing activities of continuing operations	(256)	4,023
Cash Flows From Financing Activities:
Net proceeds from short-term debt	26,000	4,000
Payments on long-term debt, including costs of debt reacquisition	(215,030)
Proceeds from issuing long-term debt	200,000
Payments for debt issue costs	(3,470)	(2,361)
Change in book overdrafts	2,832	(1,494)
Proceeds from issuing shares under employee plans	7,597	3,078
Excess tax benefit from share-based employee awards	972	396
Payments for common shares repurchased	(23,620)	(2,999)
Cash dividends paid to shareholders	(38,395)	(38,586)
Advances from (to) consolidated subsidiaries	32,901	23,529
Net cash (used) provided by financing activities of continuing operations	(10,213)	(14,437)
Effect Of Exchange Rate Change on Cash	0	0
Net Change In Cash And Cash Equivalents	(1,418)	993
Beginning Of Period	3,197	2,725
End Of Period	1,779	3,718
Guarantor subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows [Abstract]
Net Cash Provided By Operating Activities of Continuing Operations	151,251	155,855
Cash Flows From Investing Activities:
Purchases of capital assets	(27,111)	(30,894)
Payments for acquisitions, net of cash acquired	(80,486)	(98,621)
Proceeds from company-owned life insurance policies		0
Proceeds from sales of marketable securities		0
Payments on company-owned life insurance policies	(6,383)
Loans to distributors	(3,219)
Other	711	(116)
Net cash used by investing activities of continuing operations	(116,488)	(129,631)
Cash Flows From Financing Activities:
Net proceeds from short-term debt	0	0
Payments on long-term debt, including costs of debt reacquisition	0
Proceeds from issuing long-term debt	0
Payments for debt issue costs	0	0
Change in book overdrafts	(850)	(101)
Proceeds from issuing shares under employee plans	0	0
Excess tax benefit from share-based employee awards	0	0
Payments for common shares repurchased	0
Cash dividends paid to shareholders	0	0
Advances from (to) consolidated subsidiaries	(33,609)	(25,042)
Net cash (used) provided by financing activities of continuing operations	(34,459)	(25,143)
Effect Of Exchange Rate Change on Cash	0	0
Net Change In Cash And Cash Equivalents	304	1,081
Beginning Of Period	683	497
End Of Period	987	1,578
Non-guarantor subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows [Abstract]
Net Cash Provided By Operating Activities of Continuing Operations	10,945	3,222
Cash Flows From Investing Activities:
Purchases of capital assets	(1,115)	(719)
Payments for acquisitions, net of cash acquired	0	0
Proceeds from company-owned life insurance policies		0
Proceeds from sales of marketable securities		1,970
Payments on company-owned life insurance policies	0
Loans to distributors	(296)
Other	(2,391)	(8)
Net cash used by investing activities of continuing operations	(3,802)	1,243
Cash Flows From Financing Activities:
Net proceeds from short-term debt	0	0
Payments on long-term debt, including costs of debt reacquisition	0
Proceeds from issuing long-term debt	0
Payments for debt issue costs	0	0
Change in book overdrafts	0	0
Proceeds from issuing shares under employee plans	0	0
Excess tax benefit from share-based employee awards	0	0
Payments for common shares repurchased	0
Cash dividends paid to shareholders	0	0
Advances from (to) consolidated subsidiaries	708	1,513
Net cash (used) provided by financing activities of continuing operations	708	1,513
Effect Of Exchange Rate Change on Cash	(1,099)	250
Net Change In Cash And Cash Equivalents	6,752	6,228
Beginning Of Period	13,503	9,567
End Of Period	$ 20,255	$ 15,795